Debt (Details) € in Millions, $ in Millions					12 Months Ended
	Oct. 03, 2016 USD ($)	Dec. 14, 2015 USD ($)	Nov. 13, 2013 USD ($)	Oct. 08, 2013 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 24, 2015 USD ($)	Nov. 13, 2015 USD ($)	Apr. 03, 2014 USD ($)	Nov. 13, 2013 EUR (€)
Line of Credit Facility [Line Items]
Debt Issuance Costs, Line of Credit Arrangements, Gross					$ 23	$ 27
Line of Credit Facility, Maximum Borrowing Capacity									$ 3,400
Line of Credit Facility, Additional Borrowing Capacity					1,000					$ 3,000
Line of Credit Facility, Remaining Borrowing Capacity					$ 1,758
Line of Credit Facility, Commitment Fee Percentage					0.125%
Cash paid for interest					$ 170	123	$ 140
Debt Instrument, Face Amount								$ 2,500
Commercial Paper					$ 1,642	$ 2,591
Commercial Paper, Weighted Average Interest Rate					0.74%	0.60%
Commercial Paper Weighted Average Maturity Period					18 days	19 days
Proceeds from sales of available-for-sale investments					$ 0	$ 1,089	54
Debt Issuance Cost, Weighted Average Life					6 years 3 months
Amortization of Debt Discount (Premium)					$ 0	(23)	$ (55)
Debt					$ 6,364	$ 7,308
2015 Three Hundred Sixty Four Day Unsecured Revolving Credit Facility [Member] [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity									$ 500
Minimum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Percentage					0.08%
Commercial Paper Maturities					3 days	2 days
Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Percentage					0.20%
Commercial Paper Maturities					68 days	89 days
Federal Funds Effective Swap Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate					0.50%
London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate					1.00%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum					0.88%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum					1.50%
Base Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum					0.00%
Base Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum					0.50%
NYSE Euronext [Member]
Line of Credit Facility [Line Items]
Payments to Acquire Businesses, Gross			$ 2,700
SPSE and CMA [Member]
Line of Credit Facility [Line Items]
Payments to Acquire Businesses, Gross	$ 431
Interactive Data [Member]
Line of Credit Facility [Line Items]
Payments to Acquire Businesses, Gross		$ 4,100
Interactive Data [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit					$ 1,600
NYSE Euronext EUR Notes (5.375% senior unsecured notes due June 30, 2015)
Line of Credit Facility [Line Items]
Amortization of Debt Discount (Premium)					0	$ 100
NYSE Euronext USD Notes
Line of Credit Facility [Line Items]
Debt Instrument, Fair Value Disclosure					860
Two Thousand Twenty Senior Notes [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount								1,250
Senior Notes					$ 1,242	1,239
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					2.75%
Two Thousand Twenty Five Senior Notes [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount								$ 1,250
Senior Notes					$ 1,241	1,240
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					0.00%
2016 Senior Notes
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate During Period				2.50%
Debt Instrument, Face Amount				$ 600
Senior Notes Due Twenty Twenty Three [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate During Period				4.00%
Debt Instrument, Face Amount				$ 800
NYSE Euronext EUR Notes (5.375% senior unsecured notes due June 30, 2015)
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			5.375%								5.375%
Debt Instrument, Face Amount			$ 1,100								€ 920
Interactive Data Senior Notes [Member]
Line of Credit Facility [Line Items]
Senior Notes		700
NYSE Euronext USD Notes
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount			$ 850
Senior Notes					$ 0	$ 852
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate			2.00%								2.00%
Future Event [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 3,170
Interactive Data [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity		1,900
Debt		$ 2,600